Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and principal activities
Schedule of ownership structure of the subsidiaries and VIEs

As of December 31, 2023, the Company’s principal subsidiaries, consolidated VIEs and subsidiaries of VIEs (collectively the “Group”) are as follows.

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
The Company:

Pintec Technology Holdings Limited (“Pintec”)	March 2, 2017	The Cayman Islands		Investment holding

Wholly owned subsidiaries:

Qilehui Credit Information Co., Ltd (“Qilehui”)	August 31, 2020	The PRC	100%	Corporate credit investigation and risk control services

Aixin Times (Beijing) Enterprise Management Co., Ltd.	April 13, 2023	The PRC	100%	Investment holding

VIEs and VIEs subsidiaries (referred to as “Pintec Operating Entities”):

Beijing Hongdian Fund Distributor Co., Ltd. (“Beijing Hongdian”)	April 13, 2015	The PRC	100%	Wealth management solution business

Shanghai Anquying Technology Co., Ltd. (“Shanghai Anquying”)	November 16, 2015	The PRC	100%	Lending solution business

Myfin Insurance Broker Co., Ltd (“Myfin Insurance”)	December 17, 2015	The PRC	60%	Insurance solution business

Anquying (Tianjin) Technology Co., Ltd. (“Tianjin Anquying”)	January 29, 2016	The PRC	100%	Lending solution business

Xuanji Intelligence (Beijing) Technology Co., Ltd. (“Beijing Xuanji”)	May 31, 2016	The PRC	100%	Wealth management solution business

Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. (“Shenzhen Minheng”)	June 30, 2016	The PRC	100%	Lending solution business

Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd) (“Beijing Jinke”)	January 3, 2017	The PRC	100%	Wealth management solution business

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
Ganzhou Dumiao Intelligence Technology Co., Ltd (formerly known as Anquying (Ganzhou) Technology Co., Ltd.) (“Ganzhou Anquying”)	May 27, 2017	The PRC	100%	Lending solution business and risk control services

Anquyun (Tianjin) Technology Co., Ltd. (“Tianjin Anquyun”)	January 2, 2018	The PRC	100%	Lending solution business

Beijing Xinshun Dingye Technology Co., Ltd. (“Xinshundingye”)	January 30, 2019	The PRC	100%	Wealth management solution business

Ganzhou Aixin Network Micro Finance Co., Ltd, (formerly known as Ganzhou Jimu Micro Finance Co., Ltd.) (“Ganzhou Micro Finance”)	March 21, 2019	The PRC	100%	Micro-loan Lending

Pintec Yunke (Ganzhou) Technology Information Co., Ltd. (“Pintec Yunke”)	May 9, 2019	The PRC	100%	Lending solution business

Schedule of consolidated financial information of the VIEs directly attributable to the predecessor operations were included in Group's consolidated financial statements

	As of December 31,
	2022	2023
	RMB	RMB
Total assets	170,829	109,966
Total liabilities	378,376	344,185

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Total net revenues	147,883	51,536	39,961
Net income/(loss)	40,717	(74,607)	(13,469)

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash provided by operating activities	82,587	39,132	24,659
Net cash (used in)/ provided by investing activities	(19,956)	(15,446)	36,004
Net cash used in financing activities	(132,810)	(30)	—